SCHEDULE OF SALES REVENUE RELATED PARTY (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Chengdu Aixin International travel service Co, Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Sales revenue	$ 5,682	$ 41,598	$ 19,293	$ 65,653
Shengcaofeng Health Industry Yunnan Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Sales revenue	30,977		30,977
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Sales revenue	$ 36,659	$ 41,598	70,213	65,653
Sichuan Aixintang Xinfu Pharmacy Chain Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Sales revenue			$ 19,943